Property, plant and equipment (Details)	Dec. 31, 2025
Minimum
Property, plant and equipment
Property, plant and equipment useful life	1 year
Maximum
Property, plant and equipment
Property, plant and equipment useful life	10 years
Production tools | Minimum
Property, plant and equipment
Property, plant and equipment useful life	8 years
Production tools | Maximum
Property, plant and equipment
Property, plant and equipment useful life	10 years
Office equipment and furniture | Minimum
Property, plant and equipment
Property, plant and equipment useful life	2 years
Office equipment and furniture | Maximum
Property, plant and equipment
Property, plant and equipment useful life	5 years
Production masks
Property, plant and equipment
Property, plant and equipment useful life	5 years
Probe cards
Property, plant and equipment
Property, plant and equipment useful life	5 years
Licenses
Property, plant and equipment
Property, plant and equipment useful life	3 years
Software
Property, plant and equipment
Property, plant and equipment useful life	1 year